Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
Central Index Key	0001038520
Amendment Flag	false
Document Creation Date	May 26, 2016
Document Effective Date	May 26, 2016
Prospectus Date	May 26, 2016
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Money Market Fund | Hamilton Shares-new
Prospectus:
Trading Symbol	DRSXX